Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventories
Finished goods	£ 3,543,000	£ 3,165,000
Cost of inventory recognized during the period	13,043,000	12,307,000	£ 11,345,000
Write down of inventories	466,000	244,000	119,000
Reversal of previous inventory write-down	£ 244,000	£ 119,000	£ 194,000